Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	1,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	200,000,000	0
Common stock, shares issued (in Shares)	6,575,561	0
Common stock, shares outstanding (in Shares)	6,575,561	0
Class A Common Stock
Common stock subject to possible redemption temporary equity, shares outstanding (in Shares)	0	249,659
Common stock subject to possible redemption temporary equity, redemption value per share (in Dollars per share)	$ 0	$ 12.61
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock, shares issued (in Shares)	5,750,000	5,750,000
Common stock, shares outstanding (in Shares)	5,750,000	5,750,000
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	10,000,000	10,000,000
Common stock, shares issued (in Shares)	0	0
Common stock, shares outstanding (in Shares)	0	0